Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2020
Employee Benefits And Share-based Payments [Abstract]
Schedule of shares outstanding under the incentive plan
	06.30.20	06.30.19	06.30.18
At the beginning	4,966,463	5,485,194	5,834,676
Granted	(482,807)	(518,731)	(349,482)
Disposals	-	-	-
At the end	4,483,656	4,966,463	5,485,194

Schedule of options pending at year-end

	DIC	Cellcom
Exercise price range of outstanding options	NIS 6.90 – 12.5	NIS 15.05 – 27.7
Average price of outstanding options	NIS 6.72	NIS 17.8
Amount of outstanding options	2,124,000	759,332
Average remaining useful life	4.43 years	3.4 years

Schedule of severance pay or retirement benefits

	June 30, 2020	June 30, 2019	June 30, 2018
Present value of unfunded obligations	-	615	703
Present value of funded obligations	1,363	819	825
Total present value of defined benefits obligations (post-employment)	1,363	1,434	1,528
Fair value of plan assets	(936)	(1,245)	(1,316)
Recognized liability for defined benefits obligations	427	189	212
Liability for other long-term benefits	793	682	33
Total recognized liabilities	1,220	871	245
Assets designed for payment of employee benefits	(773)	(683)	-
Net position from employee benefits	447	188	245